Warrants and Share-based Payment - Warrant Activity - Additional Information (Detail)		1 Months Ended		3 Months Ended
	Sep. 30, 2018 EUR (€) shares	Sep. 30, 2018 EUR (€) shares	Apr. 30, 2018	Jun. 30, 2018	Sep. 30, 2018 kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share nominal value | kr / shares					kr 1
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate number of other equity instruments granted	6,841,937
Aggregate number of other equity instruments cancelled | shares	19,580	19,580
Aggregate number of other equity instruments exercised	2,109,602	190,932	317,825	317,825
Aggregate number of other equity instruments expired	2,168
Aggregate number of other equity instruments forfeited	229,782
Number of other equity instruments authorized	3,774,375	3,774,375
Share nominal value | kr / shares					kr 1
Warrants [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €	€ 6.48	€ 6.48
Warrants [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €	€ 60.23	€ 60.23